Shareholder Report, Holdings (Details) - Fidelity Limited Term Government Fund	Nov. 30, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	71.80%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CD0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
CD2Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
CD3Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
CD4Member
Holdings [Line Items]
Percent of Net Asset Value	35.50%
CD5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CD6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
CD7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	71.80%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AAPurchasedOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%